Exhibit 99.2 Schedule 1

Loan ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
xxx		Original_PITI_Payment	XXX	XXX	FALSE
xxx		Origination_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
xxx		Originator_DTI	XXX	XXX	FALSE
xxx		Application Date	XX/XX/XXXX	XX/XX/XXXX	Verified via initial 1003.
xxx		Application Date	XX/XX/XXXX	XX/XX/XXXX	Per Initial 1003
xxx		Credit QM/ATR Designation	XXX	XXX	Per Loan Approval
xxx		Application Date	XX/XX/XXXX	XX/XX/XXXX	Per 1003
xxx		Qualifying Total Debt Income Ratio	XXX	XXX	Per debts vs income
xxx		Interest Rate	XXX	XXX	Per note
xxx		Application Date	XX/XX/XXXX	XX/XX/XXXX	Per 1003
xxx		Borrower 1 SSN	XXX	XXX	Per 1003
xxx		DSCR	XXX	XXX	Blank Data tape
xxx		Original_Collateral_Value_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
xxx		Original_PITI_Payment	XXX	XXX	FALSE
xxx		Origination_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
xxx		Originator_DTI	XXX	XXX	FALSE